LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LEASES
LEASES

NOTE 10 - LEASES

A lease provides the lessee the right to control the use of an identified asset for a period of time in exchange for consideration. Operating lease right-of-use assets are included in other assets while lease liabilities are a line item on the Company’s consolidated balance sheets. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company determines if an arrangement is a lease at inception. Right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Most operating leases contain renewal options that provide for rent increases based on prevailing market conditions. The terms used to calculate the right-of-use assets for certain properties include the renewal options that the Company is reasonably certain to exercise.

The discount rate used to determine the commencement date present value of lease payments is the interest rate implicit in the lease, or when that is not readily determinable, the Company utilizes its secured borrowing rate. Right-of-use assets include any lease payments required to be made prior to commencement and exclude lease incentives. Both right-of-use assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions or covenants.

The Company occupies office facilities under lease agreements that expire at various dates. In addition, office, production and transportation equipment is leased under agreements that expire at various dates. The Company does not have any significant finance leases. Total operating lease costs were $0.86 million and $1.37 million for the three months ended June 30, 2023 and 2022, respectively, and $1.50 million and $2.47 million for the six months ended June 30, 2023 and 2022, respectively. Short-term lease costs during the fiscal quarters ended June 30, 2023 and 2022 were not material.

As of June 30, 2023 and December 31, 2022, the Company has short-term lease liabilities of $2.13 million and $2.00 million, respectively. The table below presents total operating lease right-of-use assets and lease liabilities as of June 30, 2023 and December 31, 2022:

	(in thousands)
	June 30, 2023	December 31, 2022
Operating Lease Right-of-Use Assets	$12,946	$13,946
Operating Lease Liabilities	$14,437	$15,084

The table below presents the weighted average remaining lease term for operating leases and weighted average discount rate used in calculating operating lease right-of-use assets:

	Six Months Ended
	June 30, 2023	June 30, 2022
Weighted Average Remaining Lease Term (Years)	8.0	5.7
Weighted Average Discount Rate	11.7%	11.4%

NOTE 12 – LEASES

A lease provides the lessee the right to control the use of an identified asset for a period of time in exchange for consideration. Operating lease right-of-use assets are included in other assets while lease liabilities are a line item on the Company’s Consolidated Balance Sheets. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company determines if an arrangement is a lease at inception. Right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Most operating leases contain renewal options that provide for rent increases based on prevailing market conditions. The terms used to calculate the right-of-use assets for certain properties include the renewal options that the Company is reasonably certain to exercise.

The discount rate used to determine the commencement date present value of lease payments is the interest rate implicit in the lease, or when that is not readily determinable, the Company utilizes its secured borrowing rate. Right-of-use assets include any lease payments required to be made prior to commencement and exclude lease incentives. Both right-of-use assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions or covenants.

The Company occupies office and other facilities under lease agreements that expire at various dates. In addition, office, production and transportation equipment are leased under agreements that expire at various dates. The Company does not have any significant finance leases. Total operating lease costs were $4.63 million and $2.77 million for the years ended December 31, 2022 and 2021, respectively. Short-term lease costs during the 2022 and 2021 fiscal years were not material.

As of December 31, 2022 and 2021, short term lease liabilities of $2.00 million and $3.04 million are included in “Accounts Payable and Accrued Expenses” on the consolidated balance sheets, respectively. The table below presents total operating right-of-use assets and lease liabilities as of December 31, 2022 and 2021:

	(in thousands)
	December 31, 2022	December 31, 2021
Operating Lease Right-of-Use Assets	$13,946	$23,978
Operating Lease Liabilities	$15,084	$23,950

The table below presents the maturities of operating lease liabilities as of December 31, 2022:

Year Ending December 31,	(in thousands)
2023	$2,722
2024	2,817
2025	2,353
2026	1,891
2027	1,831
Thereafter	8,934
Total Lease Payments	20,548
Less: Discount	(5,464)
Total Operating Lease Liabilities	$15,084

The table below presents the weighted average remaining lease term for operating leases and weighted average discount rate used in calculating operating lease right-of-use assets:

	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term (Years)	8.50	9.20
Weighted Average Discount Rate	11.7%	11.5%